INCOME TAXES - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ (98,245)
REE Automotive UK Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	(353)
REE Automotive Holdings Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	(152)
REE Automotive Japan K.K.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ (6)